Schedule of Investments (unaudited)	iShares® MSCI USA Quality Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Huntington Ingalls Industries Inc.	110,669	$23,543,723
Lockheed Martin Corp.	1,158,035	500,410,084
		523,953,807
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	406,065	43,103,800
Expeditors International of Washington Inc.	612,247	60,655,310
		103,759,110
Banks — 0.6%
SVB Financial Group(a)	259,073	126,334,358

Beverages — 0.8%
Brown-Forman Corp., Class B, NVS	690,641	46,576,829
Monster Beverage Corp.(a)	1,408,422	120,673,597
		167,250,426
Biotechnology — 3.1%
Amgen Inc.	1,363,820	318,029,186
Moderna Inc.(a)	1,186,695	159,503,675
Regeneron Pharmaceuticals Inc.(a)(b)	288,905	190,420,174
		667,953,035
Building Products — 0.3%
A O Smith Corp.	439,052	25,653,808
Allegion PLC	338,875	38,713,080
		64,366,888
Capital Markets — 5.6%
BlackRock Inc.(c)	658,915	411,611,022
Blackstone Inc., NVS	4,047,770	411,131,999
Coinbase Global Inc., Class A(a)(b)	339,663	38,283,417
FactSet Research Systems Inc.	202,033	81,518,295
MarketAxess Holdings Inc.	204,940	54,024,233
SEI Investments Co.	636,666	35,475,030
T Rowe Price Group Inc.	1,414,731	174,068,502
		1,206,112,498
Chemicals — 1.6%
Celanese Corp.	295,055	43,355,382
PPG Industries Inc.	542,651	69,453,901
Sherwin-Williams Co. (The)	833,385	229,147,540
		341,956,823
Commercial Services & Supplies — 1.0%
Cintas Corp.	280,065	111,258,622
Copart Inc.(a)	700,306	79,589,777
Rollins Inc.	694,207	23,283,703
		214,132,102
Communications Equipment — 1.5%
Cisco Systems Inc.	6,509,798	318,849,906

Construction Materials — 0.2%
Martin Marietta Materials Inc.	131,128	46,448,160

Containers & Packaging — 0.2%
Avery Dennison Corp.	209,419	37,821,071

Distributors — 0.5%
Pool Corp.	255,458	103,516,691

Electric Utilities — 1.4%
Alliant Energy Corp.	5,224,822	307,271,782
Security	Shares	Value

Electrical Equipment — 0.6%
Generac Holdings Inc.(a)(b)	190,602	$41,814,267
Rockwell Automation Inc.	391,520	98,925,358
		140,739,625
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	235,551	38,437,212

Energy Equipment & Services — 1.6%
Schlumberger NV	8,791,185	342,944,127

Entertainment — 1.1%
Activision Blizzard Inc.	1,701,913	128,664,623
Electronic Arts Inc.	565,959	66,811,460
Take-Two Interactive Software Inc.(a)(b)	271,142	32,404,180
		227,880,263
Equity Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities Inc.	230,519	52,438,462
Duke Realty Corp.	647,319	35,440,715
Equity Residential	507,133	41,331,340
Essex Property Trust Inc.	99,957	32,912,841
Mid-America Apartment Communities Inc.	170,878	33,608,285
Prologis Inc.	1,248,170	200,069,169
Public Storage	382,999	142,284,129
Realty Income Corp.	834,350	57,870,516
VICI Properties Inc.	944,055	28,142,280
		624,097,737
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	1,327,066	705,627,534

Food Products — 0.7%
Hershey Co. (The)	683,787	154,378,591

Gas Utilities — 1.6%
Atmos Energy Corp.	3,094,335	350,897,589

Health Care Equipment & Supplies — 2.0%
ABIOMED Inc.(a)(b)	104,415	29,923,251
Align Technology Inc.(a)	211,581	61,339,448
Cooper Companies Inc. (The)(b)	132,380	47,794,475
Edwards Lifesciences Corp.(a)	1,508,956	159,617,365
IDEXX Laboratories Inc.(a)	321,923	138,581,413
		437,255,952
Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	800,619	121,125,649
Henry Schein Inc.(a)(b)	288,855	23,426,140
Quest Diagnostics Inc.	292,544	39,154,089
		183,705,878
Household Durables — 1.6%
DR Horton Inc.	1,737,659	120,923,690
Garmin Ltd.	793,873	87,119,623
NVR Inc.(a)	18,577	81,296,853
PulteGroup Inc.	1,257,937	52,531,449
		341,871,615
Household Products — 0.3%
Church & Dwight Co. Inc.	620,150	60,501,834
Industrial Conglomerates — 1.1%
3M Co.	1,641,014	236,667,039
Insurance — 3.5%
Aflac Inc.	2,970,076	170,125,953
Allstate Corp. (The)	1,374,767	173,963,016

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Quality Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Erie Indemnity Co., Class A, NVS	125,609	$20,132,610
Fidelity National Financial Inc.	1,267,808	50,484,115
Progressive Corp. (The)(b)	3,101,183	332,943,007
		747,648,701
Interactive Media & Services — 7.3%
Alphabet Inc., Class A(a)	198,028	451,937,521
Alphabet Inc., Class C, NVS(a)(b)	189,468	435,649,456
Meta Platforms Inc, Class A(a)	3,438,265	689,268,985
		1,576,855,962
Internet & Direct Marketing Retail — 0.3%
Etsy Inc.(a)(b)	774,256	72,152,917

IT Services — 8.2%
Accenture PLC, Class A	1,059,110	318,114,279
Automatic Data Processing Inc.	752,204	164,115,869
Gartner Inc.(a)	119,914	34,841,013
Jack Henry & Associates Inc.	113,436	21,505,197
Mastercard Inc., Class A(b)	1,774,997	644,998,410
Paychex Inc.	582,457	73,814,775
Visa Inc., Class A	2,417,682	515,280,565
		1,772,670,108
Life Sciences Tools & Services — 0.3%
West Pharmaceutical Services Inc.	176,840	55,715,210

Machinery — 1.0%
Illinois Tool Works Inc.	1,153,455	227,357,515

Media — 0.4%
Fox Corp., Class A, NVS	660,491	23,671,997
Fox Corp., Class B	305,467	10,153,723
Interpublic Group of Companies Inc. (The)	872,911	28,474,357
Omnicom Group Inc.	406,528	30,948,977
		93,249,054
Metals & Mining — 0.7%
Nucor Corp.	696,761	107,844,668
Steel Dynamics Inc.	468,628	40,184,851
		148,029,519
Multiline Retail — 2.8%
Target Corp.	2,618,169	598,644,342

Oil, Gas & Consumable Fuels — 2.2%
Coterra Energy Inc.	3,072,563	88,459,089
Kinder Morgan Inc.	9,082,013	164,838,536
Marathon Petroleum Corp.	2,528,902	220,671,988
		473,969,613
Personal Products — 1.0%
Estee Lauder Companies Inc. (The), Class A	838,588	221,437,547

Pharmaceuticals — 8.1%
Eli Lilly & Co.	2,319,787	677,679,376
Johnson & Johnson	5,900,346	1,064,776,439
		1,742,455,815
Professional Services — 0.1%
Robert Half International Inc.	338,600	33,287,766

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	693,096	57,554,692

Road & Rail — 0.4%
Old Dominion Freight Line Inc.	312,092	87,423,211
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 8.3%
Applied Materials Inc.	1,508,756	$166,491,224
Intel Corp.	5,880,112	256,314,082
KLA Corp.	285,234	91,063,807
Lam Research Corp.	280,134	130,475,212
Monolithic Power Systems Inc.	62,184	24,391,052
NVIDIA Corp.	2,567,745	476,239,665
QUALCOMM Inc.	1,982,114	276,881,505
Skyworks Solutions Inc.	268,449	30,415,272
Teradyne Inc.	276,697	29,180,466
Texas Instruments Inc.	1,789,680	304,693,020
		1,786,145,305
Software — 6.4%
Adobe Inc.(a)	820,090	324,714,635
Autodesk Inc.(a)(b)	297,669	56,342,788
Bentley Systems Inc., Class B(b)	238,317	10,102,258
Cadence Design Systems Inc.(a)	433,255	65,356,517
Fair Isaac Corp.(a)	52,182	19,490,499
Fortinet Inc.(a)	213,318	61,651,035
Intuit Inc.	396,098	165,866,038
Microsoft Corp.	2,383,237	661,395,932
Paycom Software Inc.(a)	70,279	19,781,430
		1,384,701,132
Specialty Retail — 1.6%
Best Buy Co. Inc.	1,418,245	127,542,773
Tractor Supply Co.	565,439	113,907,687
Ulta Beauty, Inc.(a)	265,609	105,393,651
		346,844,111
Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	5,151,850	812,189,153

Textiles, Apparel & Luxury Goods — 4.8%
Lululemon Athletica Inc.(a)(b)	657,555	233,188,730
Nike Inc., Class B	6,425,779	801,294,641
		1,034,483,371
Trading Companies & Distributors — 0.8%
Fastenal Co.	1,975,626	109,271,874
WW Grainger Inc.	141,127	70,567,734
		179,839,608
Total Common Stocks — 99.8%
(Cost: $20,524,039,203)		21,527,386,305

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	97,499,380	97,499,380
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	38,610,000	38,610,000
		136,109,380

Total Short-Term Investments — 0.6%
(Cost: $136,089,763)		136,109,380

Total Investments in Securities — 100.4%
(Cost: $20,660,128,966)		21,663,495,685

Other Assets, Less Liabilities — (0.4)%		(82,589,054)

Net Assets — 100.0%		$21,580,906,631

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Quality Factor ETF
April 30, 2022

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,398,626	$83,178,101	(a)	$—		$(94,998)	$17,651	$97,499,380	97,499,380	$95,009	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	52,210,000	—		(13,600,000	)(a)	—	—	38,610,000	38,610,000	20,544		—
BlackRock Inc.	687,148,110	201,476,891		(323,086,290)		94,675,693	(248,603,382)	411,611,022	658,915	9,241,025		—
						$94,580,695	$(248,585,731)	$547,720,402		$9,356,578		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	247	06/17/22	$50,975	$(1,648,149)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Quality Factor ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,527,386,305	$—	$—	$21,527,386,305
Money Market Funds	136,109,380	—	—	136,109,380
	$21,663,495,685	$—	$—	$21,663,495,685
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,648,149)	$—	$—	$(1,648,149)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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